Trade and other receivables and other assets (Tables)	3 Months Ended
Mar. 31, 2021
Trade receivables and other assets
Summary of trade receivables and other assets

in EUR k	Dec 31, 2020	Mar 31, 2021
Non‑current
Other assets - Rental deposits	1,867	2,923
Other assets – Others	100	100
	1,967	3,023
Current
Trade receivables, net	25,656	25,863
Contract assets, net	3,543	2,741
Other assets	8,286	8,171
	37,485	36,775
Total non-current and current trade receivables and other assets	39,452	39,798

Summary of expected credit loss rate on total gross trade receivables and contract assets

in EUR k	Dec 31, 2020	Mar 31, 2021
Not past due	24,185	21,768
Past due 1-30 days	2,228	4,117
Past due 31-90 days	797	869
Past due more than 90 days	6,757	6,713
Total gross amount of trade receivables and contract assets	33,967	33,467

Expected credit loss rate
Not past due	1.6%	0.7%
Past due 1-30 days	3.1%	2.3%
Past due 31-90 days	7.7%	8.5%
Past due more than 90 days	63.0%	67.8%
Expected credit loss rate on total gross trade receivables and contract assets	14.0%	14.5%

Expected credit loss	4,768	4,863